Leases - Summary of Changes in ROU Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Right-of-Use Assets [Roll Forward]
Balance, beginning of period	$ 105.0	$ 30.3
Additions	57.6	36.8
ROU assets from the Acquisition (Note 8)	0.0	81.4
Depreciation, right-of-use assets	(44.8)	(39.2)
Dispositions	(2.1)	(9.0)
Other	(9.4)	4.7
Balance, end of period	$ 106.3	$ 105.0